Borrowed Funds and Subordinated Debentures - Subordinated Debentures (Details)			12 Months Ended
	Feb. 26, 2016 USD ($)	Jul. 24, 2006	Dec. 31, 2017 USD ($)	Dec. 07, 2017	Sep. 16, 2017	Dec. 31, 2016 USD ($)	Dec. 19, 2006 USD ($)	Jul. 04, 2006 USD ($)
Debt Instrument [Line Items]
Subordinated debentures			$ 10,310,000			$ 10,310,000
Interest rate				1.73%	1.103%
Marketable securities equity securities			$ 310,000				$ 465,000
Subordinated Debenture July 24, 2006
Debt Instrument [Line Items]
Subordinated debentures								$ 10,000,000.0
Interest rate at period end			3.26%			2.59%
Interest rate			0.885%
Subordinated Debenture December 19, 2006
Debt Instrument [Line Items]
Subordinated debentures			$ 5,000,000.0
Interest rate at period end						2.06%
Debt outstanding repurchased amount	$ 5,000,000.0
Debt redemption price	0.5475
Gain (Loss) on Extinguishment of Debt	$ 2,300,000
Common Equity Securities
Debt Instrument [Line Items]
Debt outstanding repurchased amount	$ 155,000
Subordinated Debentures Subject to Mandatory Redemption
Debt Instrument [Line Items]
Maximum period to defer interest payment without default			5 years
LIBOR | Subordinated Debenture July 24, 2006
Debt Instrument [Line Items]
Debt instrument basis spread on variable rate		159.00%